Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 28, 2025 shares	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 6,000,000		$ 3,100,000
Deposits insured by central deposit insurance corporation	94,000	$ 3
Deposits insured by federal deposit insurance corporation	250,000
Bad debt expenses recoveries	3,403		(493)	$ 2,731
Expected credit loss provision for account receivables	6,598		3,055	3,769		$ 1,015
Write-down for inventories
Percentage of statutory reserve	10.00%	10.00%
Percentage of authorized capital	100.00%	100.00%
Shipping and handling expenses	$ 16,619		18,436	12,753
Income from subleasing arrangements			2,080	24,533
Income from the leasing of equipment				72,703
Sales-type Lease, Interest Income			40,382
Percentage of income tax positions	50.00%	50.00%
Employee benefit expenses	$ 8,408		$ 3,907	$ 2,036
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	3,705,491
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	16,925,000				16,925,000
Supplier Concentration Risk [Member] | CEO [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage concentration of risks	12.85%	12.85%
Supplier D [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage concentration of risks	83.70%	83.70%
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	11,437,420
Minimum [Member] | Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Fixtures and Furniture [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Fixtures and Furniture [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years